Document and Entity Information	12 Months Ended
Jan. 22, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	ICON FUNDS
Central Index Key	0001025770
Amendment Flag	false
Document Creation Date	Jan 22, 2013
Document Effective Date	Jan 22, 2013
Prospectus Date	Jan 22, 2013

ICON Bond Fund
FUND SUMMARIES ICON BOND FUND
Investment Objective/Goals
Seeks maximum total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Bond Fund (USD $)		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	4.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2]	0.85%	none
Redemption Fee ($15 fee applicable for wire redemptions only)		none		none	none
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Bond Fund		Class A	Class C	Class S
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	0.85%	none
Other Expenses		0.46%	0.83%	0.28%
Total Annual Fund Operating Expenses		1.31%	2.28%	0.88%
Expense Reimbursements		(0.31%)	(0.68%)	(0.13%)
Total Annual Fund Operating Expenses	[1]	1.00%	1.60%	0.75%
[1]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.00%, an annual rate for Class C of 1.60%, and an annual rate of 0.75% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2014 for Class A and January 31, 2021 for Class C and Class S upon 30 days written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	667	841	1,130	1,952
Class C	248	505	871	2,080
Class S	77	240	417	967

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Bond Fund Class C	163	505	871	2,080

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.28% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated bonds. These include corporate bonds, notes and debentures, as well as U.S. government and agency securities. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in investment-grade securities, although the Fund may invest up to 25% of its assets in lower-rated securities. There is no limit on the Fund’s average maturity or on the maturity of any individual issues in the Fund.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Interest Rate Risk. Bond prices tend to move inversely with changes in interest rates. For example, when interest rates rise, bond prices generally fall. Securities with longer maturities are more sensitive to changes in interest rates. Performance could also be affected if unexpected interest rate trends cause the Fund’s mortgage or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase maturity, also heightening interest rate risk. When interest rates fall, many mortgages are refinanced and mortgage-backed securities may be repaid early. As a result, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a bond can cause a bond’s price to fall, potentially affecting the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in less liquid securities may reduce the Fund’s returns because it may be unable to sell the less liquid security at an advantageous time or price.

Call Risk. Some debt securities allow the issuer to repay the obligation early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. To the extent that the Fund holds callable securities and the issuer repays the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at current yields, which will likely be lower than those paid by the callable security that was paid off.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Market Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity conditions, and credit quality of such sectors. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2009 6.49% Worst Quarter: Q3 2008 -4.16%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Bond Fund	Inception Date	1 Year		5 Years		10 Years		Since Inception
Class C	Oct 21, 2002	6.78%		5.11%		4.65%		4.81%
Class C Return After Taxes on Distributions	Oct 21, 2002	5.33%		3.57%		3.19%		3.36%
Class C Return After Taxes on Distributions and Sale of Fund Shares	Oct 21, 2002	4.98%		3.55%		3.17%		3.31%
Class C Barclays Capital U.S. Universal Index Excluding Mortgage-Backed Securities (ex-MBS) (reflects no deduction for fees, expenses, or taxes)	Oct 21, 2002	6.60%		6.27%		5.74%		6.13%
Class A	Sep 30, 2010	3.22%	[1]		[1]		[1]	2.09%	[1]
Class A Barclays Capital U.S. Universal Index (ex-MBS) (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	6.60%	[1]		[1]		[1]	5.67%	[1]
Class S	May 6, 2004	8.56%		6.01%				5.31%
Class S Barclays Capital U.S. Universal Index (ex-MBS) (reflects no deduction for fees, expenses, or taxes)	May 6, 2004	6.60%		6.27%				5.90%
[1]	Class I merged with and into Class A effective January 23, 2012. Former Class I shareholder performance may differ.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES ICON BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks maximum total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.28% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.28%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated bonds. These include corporate bonds, notes and debentures, as well as U.S. government and agency securities. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. The Fund generally invests in investment-grade securities, although the Fund may invest up to 25% of its assets in lower-rated securities. There is no limit on the Fund’s average maturity or on the maturity of any individual issues in the Fund.

		ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Interest Rate Risk. Bond prices tend to move inversely with changes in interest rates. For example, when interest rates rise, bond prices generally fall. Securities with longer maturities are more sensitive to changes in interest rates. Performance could also be affected if unexpected interest rate trends cause the Fund’s mortgage or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase maturity, also heightening interest rate risk. When interest rates fall, many mortgages are refinanced and mortgage-backed securities may be repaid early. As a result, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a bond can cause a bond’s price to fall, potentially affecting the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in less liquid securities may reduce the Fund’s returns because it may be unable to sell the less liquid security at an advantageous time or price.

Call Risk. Some debt securities allow the issuer to repay the obligation early; these are referred to as “callable securities.” Issuers will often repay the obligation underlying a callable security when interest rates are low. To the extent that the Fund holds callable securities and the issuer repays the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at current yields, which will likely be lower than those paid by the callable security that was paid off.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

		Market Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity conditions, and credit quality of such sectors. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class C Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 6.49% Worst Quarter: Q3 2008 -4.16%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[3]
1 Year	rr_ExpenseExampleYear01	667
3 Years	rr_ExpenseExampleYear03	841
5 Years	rr_ExpenseExampleYear05	1,130
10 Years	rr_ExpenseExampleYear10	1,952
1 Year	rr_AverageAnnualReturnYear01	3.22%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
10 Years	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.85%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.60%	[3]
1 Year	rr_ExpenseExampleYear01	248
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	2,080
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	871
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,080
2003	rr_AnnualReturn2003	9.61%
2004	rr_AnnualReturn2004	3.59%
2005	rr_AnnualReturn2005	(0.76%)
2006	rr_AnnualReturn2006	3.45%
2007	rr_AnnualReturn2007	5.34%
2008	rr_AnnualReturn2008	(3.80%)
2009	rr_AnnualReturn2009	14.93%
2010	rr_AnnualReturn2010	5.69%
2011	rr_AnnualReturn2011	2.03%
2012	rr_AnnualReturn2012	7.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.16%)
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.11%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2002
ICON Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%	[3]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	967
1 Year	rr_AverageAnnualReturnYear01	8.56%
5 Years	rr_AverageAnnualReturnYear05	6.01%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
ICON Bond Fund | Return After Taxes on Distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2002
ICON Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2002
ICON Bond Fund | Barclays Capital U.S. Universal Index Excluding Mortgage-Backed Securities (ex-MBS) (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	6.27%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 21, 2002
ICON Bond Fund | Barclays Capital U.S. Universal Index (ex-MBS) (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
10 Years	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Bond Fund | Barclays Capital U.S. Universal Index (ex-MBS) (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	6.27%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004

[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[3]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.00%, an annual rate for Class C of 1.60%, and an annual rate of 0.75% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2014 for Class A and January 31, 2021 for Class C and Class S upon 30 days written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[4]	Class I merged with and into Class A effective January 23, 2012. Former Class I shareholder performance may differ.

ICON Equity Income Fund
ICON EQUITY INCOME FUND
Investment Objective/Goals
Seeks modest capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Equity Income Fund (USD $)		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2]	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)		none		none	none
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Equity Income Fund		Class A	Class C	Class S
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.69%	0.79%	0.72%
Expense Recoupments	[1]		0.08%
Total Annual Fund Operating Expenses		1.69%	2.62%	1.47%
Expense Reimbursements	[1]	(0.24%)	(0.42%)	(0.26%)
Total Annual Fund Operating Expenses	[2]	1.45%	2.20%	1.21%
[1]	During the year ended September 30, 2012, ICON Advisers waived $21,948 and recouped $3,519 of Class S expenses. At September 30, 2012, ICON Advisers was waiving Class S expenses.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	808	1,007	1,321	2,271
Class C	323	688	1,179	2,639
Class S	123	384	665	1,537

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Equity Income Fund Class C	223	688	1,179	2,639

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.39% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. The Fund generally invests in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in lower-rated securities.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a convertible security can cause a convertible security’s price to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a convertible security a lower rating, the value of the security may decline because investors will demand a higher rate of return.

Interest Rate Risk. Prices of convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall. Securities with longer maturities tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed-rate corporate bond.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q3 2009 19.84% Worst Quarter: Q4 2008 -22.79%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Equity Income Fund	Inception Date	1 Year		5 Years		10 Years		Since Inception
Class C	Nov 8, 2002	12.79%		(0.41%)		5.81%		5.90%
Class C Return After Taxes on Distributions	Nov 8, 2002	12.25%		(0.98%)		4.95%		5.03%
Class C Return After Taxes on Distributions and Sale of Fund Shares	Nov 8, 2002	8.85%		(0.56%)		4.86%		4.93%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Nov 8, 2002	16.13%		2.07%		7.50%		7.28%
Class A	May 31, 2006	8.04%	[1]	(0.85%)	[1]		[1]	1.65%	[1]
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 31, 2006	16.13%	[1]	2.07%	[1]		[1]	4.17%	[1]
Class S	May 10, 2004	14.95%		0.59%				4.96%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 10, 2004	16.13%		2.07%				5.73%
[1]	Class I merged with and into Class A effective January 23, 2012. Former Class I shareholder performance may differ.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks modest capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122.39% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.39%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

		ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. The Fund generally invests in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in lower-rated securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a convertible security can cause a convertible security’s price to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings. If a rating agency gives a convertible security a lower rating, the value of the security may decline because investors will demand a higher rate of return.

Interest Rate Risk. Prices of convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall. Securities with longer maturities tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed-rate corporate bond.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Government Agency Securities Risk. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“Ginnie Mae”) is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government.

		Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class C Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3 2009 19.84% Worst Quarter: Q4 2008 -22.79%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[3]
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.45%	[4]
1 Year	rr_ExpenseExampleYear01	808
3 Years	rr_ExpenseExampleYear03	1,007
5 Years	rr_ExpenseExampleYear05	1,321
10 Years	rr_ExpenseExampleYear10	2,271
1 Year	rr_AverageAnnualReturnYear01	8.04%	[5]
5 Years	rr_AverageAnnualReturnYear05	(0.85%)	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.08%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.20%	[4]
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,179
10 Years	rr_ExpenseExampleYear10	2,639
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,179
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,639
2003	rr_AnnualReturn2003	32.74%
2004	rr_AnnualReturn2004	10.52%
2005	rr_AnnualReturn2005	3.38%
2006	rr_AnnualReturn2006	9.49%
2007	rr_AnnualReturn2007	8.08%
2008	rr_AnnualReturn2008	(36.19%)
2009	rr_AnnualReturn2009	21.70%
2010	rr_AnnualReturn2010	14.07%
2011	rr_AnnualReturn2011	(2.80%)
2012	rr_AnnualReturn2012	13.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
1 Year	rr_AverageAnnualReturnYear01	12.79%
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
10 Years	rr_AverageAnnualReturnYear10	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
ICON Equity Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[3]
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.21%	[4]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,537
1 Year	rr_AverageAnnualReturnYear01	14.95%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2004
ICON Equity Income Fund | Return After Taxes on Distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.25%
5 Years	rr_AverageAnnualReturnYear05	(0.98%)
10 Years	rr_AverageAnnualReturnYear10	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
ICON Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
ICON Equity Income Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.07%	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Equity Income Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2002
ICON Equity Income Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2004

[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[3]	During the year ended September 30, 2012, ICON Advisers waived $21,948 and recouped $3,519 of Class S expenses. At September 30, 2012, ICON Advisers was waiving Class S expenses.
[4]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[5]	Class I merged with and into Class A effective January 23, 2012. Former Class I shareholder performance may differ.

ICON Fund
ICON FUND
Investment Objective/Goals
Seeks capital appreciation,
with a secondary objective of capital preservation to provide long-term growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Fund (USD $)		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2]	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)		none		none	none
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Fund		Class A	Class C	Class S
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.54%	0.60%	0.43%
Total Annual Fund Operating Expenses		1.54%	2.35%	1.18%
Expense Reimbursements			(0.07%)
Total Annual Fund Operating Expenses	[1]	1.54%	2.28%	1.18%
[1]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.50%, an annual rate for Class C of 2.25%, and an annual rate of 1.25% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2014 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	817	1,034	1,367	2,305
Class C	331	727	1,250	2,682
Class S	120	375	650	1,433

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Fund Class C	231	727	1,250	2,682

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.73% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. Normally the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2003 20.57% Worst Quarter: Q4 2008 -29.35%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Fund	Inception Date	1 Year		5 Years		10 Years		Since Inception
Class C	Nov 28, 2000	13.36%		(6.13%)		3.60%		1.85%
Class C Return After Taxes on Distributions	Nov 28, 2000	13.36%		(6.17%)		3.19%		1.44%
Class C Return After Taxes on Distributions and Sale of Fund Shares	Nov 28, 2000	8.69%		(5.12%)		3.11%		1.53%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Nov 28, 2000	16.13%		2.07%		7.50%		3.09%
Class A	May 31, 2006	8.51%	[1]	(7.26%)	[1]		[1]	(3.88%)	[1]
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 31, 2006	16.13%	[1]	2.07%	[1]		[1]	4.17%	[1]
Class S	May 6, 2004	15.72%		(5.61%)				1.77%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 6, 2004	16.13%		2.07%				5.40%
[1]	Class I merged with and into Class A effective January 23, 2012. Former Class I shareholder performance may differ.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital preservation to provide long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.73% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.73%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. Normally the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

		ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

		Foreign Investment Risk. Up to 20% of the Fund’s net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class C Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 20.57% Worst Quarter: Q4 2008 -29.35%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.54%	[3]
1 Year	rr_ExpenseExampleYear01	817
3 Years	rr_ExpenseExampleYear03	1,034
5 Years	rr_ExpenseExampleYear05	1,367
10 Years	rr_ExpenseExampleYear10	2,305
1 Year	rr_AverageAnnualReturnYear01	8.51%	[4]
5 Years	rr_AverageAnnualReturnYear05	(7.26%)	[4]
10 Years	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.88%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.28%	[3]
1 Year	rr_ExpenseExampleYear01	331
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,250
10 Years	rr_ExpenseExampleYear10	2,682
1 Year	rr_ExpenseExampleNoRedemptionYear01	231
3 Years	rr_ExpenseExampleNoRedemptionYear03	727
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,682
2003	rr_AnnualReturn2003	31.87%
2004	rr_AnnualReturn2004	14.92%
2005	rr_AnnualReturn2005	8.71%
2006	rr_AnnualReturn2006	6.59%
2007	rr_AnnualReturn2007	11.33%
2008	rr_AnnualReturn2008	(48.86%)
2009	rr_AnnualReturn2009	16.68%
2010	rr_AnnualReturn2010	11.48%
2011	rr_AnnualReturn2011	(4.20%)
2012	rr_AnnualReturn2012	14.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.35%)
1 Year	rr_AverageAnnualReturnYear01	13.36%
5 Years	rr_AverageAnnualReturnYear05	(6.13%)
10 Years	rr_AverageAnnualReturnYear10	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2000
ICON Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.18%	[3]
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	650
10 Years	rr_ExpenseExampleYear10	1,433
1 Year	rr_AverageAnnualReturnYear01	15.72%
5 Years	rr_AverageAnnualReturnYear05	(5.61%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
ICON Fund | Return After Taxes on Distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.36%
5 Years	rr_AverageAnnualReturnYear05	(6.17%)
10 Years	rr_AverageAnnualReturnYear10	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2000
ICON Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.69%
5 Years	rr_AverageAnnualReturnYear05	(5.12%)
10 Years	rr_AverageAnnualReturnYear10	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2000
ICON Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.07%	[4]
10 Years	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2000
ICON Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004

[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[3]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.50%, an annual rate for Class C of 2.25%, and an annual rate of 1.25% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2014 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any expenses waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[4]	Class I merged with and into Class A effective January 23, 2012. Former Class I shareholder performance may differ.

ICON Long/Short Fund
ICON LONG/SHORT FUND
Investment Objective/Goals
Seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Long/Short Fund (USD $)		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2]	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)		none		none	none
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Long/Short Fund		Class A	Class C	Class S
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.99%	1.10%	1.33%
Total Annual Fund Operating Expenses		2.09%	2.95%	2.18%
Expense Reimbursements		(0.44%)	(0.54%)	(0.83%)
Total Annual Fund Operating Expenses	[1]	1.65%	2.41%	1.35%
[1]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, dividends on short sales and extraordinary expenses) to an annual rate for Class A of 1.55%, an annual rate for Class C of 2.30%, and an annual rate of 1.25% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Long/Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	827	1,065	1,420	2,526
Class C	344	751	1,285	2,878
Class S	137	427	739	1,847

You would pay the following expenses if you did not redeem your Class C shares.
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Long/Short Fund Class C	244	751	1,285	2,878

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.26% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued. This strategy may not be changed unless Fund shareholders are given at least 60 days' prior notice. Each long or short position will be determined by considering the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON's combination of industry rotation and bottom-up valuation distinguishes us from other investment managers.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Short Sale Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund's total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund's performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund's net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2003 24.04% Worst Quarter: Q4 2008 -20.17%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Long/Short Fund	Inception Date	1 Year		5 Years		10 Years		Since Inception
Class C	Oct 17, 2002	10.46%		(4.90%)		4.63%		3.67%
Class C Return After Taxes on Distributions	Oct 17, 2002	10.46%		(4.99%)		4.35%		3.40%
Class C Return After Taxes on Distributions and Sale of Fund Shares	Oct 17, 2002	6.80%		(4.12%)		3.99%		3.14%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Oct 17, 2002	16.13%		2.07%		7.50%		7.42%
Class A	May 31, 2006	5.84%	[1]	(5.31%)	[1]		[1]	(2.43%)	[1]
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 31, 2006	16.13%	[1]	2.07%	[1]		[1]	4.17%	[1]
Class S	May 6, 2004	12.61%		(3.90%)				2.04%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 6, 2004	16.13%		2.07%				5.40%
[1]	Class I merged with and into Class A effective January 23, 2012. Former Class I shareholder performance may differ.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.26% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.26%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in "Classes of Shares, Sales Charge and Distribution Arrangements" on page 52 of the Fund's prospectus, and in "Sales Charge Reductions" on page 62 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued. This strategy may not be changed unless Fund shareholders are given at least 60 days' prior notice. Each long or short position will be determined by considering the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.

		ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON's combination of industry rotation and bottom-up valuation distinguishes us from other investment managers.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Short Sale Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund's total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund's performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk. Up to 20% of the Fund's net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

		Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund's Class C shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class C Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 24.04% Worst Quarter: Q4 2008 -20.17%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund's Class C shares. After-tax performance for the Fund's Class A and Class S shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%	[3]
1 Year	rr_ExpenseExampleYear01	827
3 Years	rr_ExpenseExampleYear03	1,065
5 Years	rr_ExpenseExampleYear05	1,420
10 Years	rr_ExpenseExampleYear10	2,526
1 Year	rr_AverageAnnualReturnYear01	5.84%	[4]
5 Years	rr_AverageAnnualReturnYear05	(5.31%)	[4]
10 Years	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.43%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.41%	[3]
1 Year	rr_ExpenseExampleYear01	344
3 Years	rr_ExpenseExampleYear03	751
5 Years	rr_ExpenseExampleYear05	1,285
10 Years	rr_ExpenseExampleYear10	2,878
1 Year	rr_ExpenseExampleNoRedemptionYear01	244
3 Years	rr_ExpenseExampleNoRedemptionYear03	751
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,878
2003	rr_AnnualReturn2003	36.75%
2004	rr_AnnualReturn2004	17.35%
2005	rr_AnnualReturn2005	5.55%
2006	rr_AnnualReturn2006	10.35%
2007	rr_AnnualReturn2007	8.12%
2008	rr_AnnualReturn2008	(40.41%)
2009	rr_AnnualReturn2009	14.08%
2010	rr_AnnualReturn2010	2.15%
2011	rr_AnnualReturn2011	0.50%
2012	rr_AnnualReturn2012	11.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.17%)
1 Year	rr_AverageAnnualReturnYear01	10.46%
5 Years	rr_AverageAnnualReturnYear05	(4.90%)
10 Years	rr_AverageAnnualReturnYear10	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2002
ICON Long/Short Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.35%	[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	427
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,847
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	(3.90%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
Return After Taxes on Distributions | ICON Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.46%
5 Years	rr_AverageAnnualReturnYear05	(4.99%)
10 Years	rr_AverageAnnualReturnYear10	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2002
Return After Taxes on Distributions and Sale of Fund Shares | ICON Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05	(4.12%)
10 Years	rr_AverageAnnualReturnYear10	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2002
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | ICON Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.07%	[4]
10 Years	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | ICON Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2002
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | ICON Long/Short Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004

[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[3]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, dividends on short sales and extraordinary expenses) to an annual rate for Class A of 1.55%, an annual rate for Class C of 2.30%, and an annual rate of 1.25% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[4]	Class I merged with and into Class A effective January 23, 2012. Former Class I shareholder performance may differ.

ICON Risk-Managed Balanced Fund
ICON RISK-MANAGED BALANCED FUND (Formerly, ICON Risk-Managed Equity Fund)
Investment Objective/Goals
Seeks modest capital appreciation and to maximize realized gains.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Risk-Managed Balanced Fund (USD $)		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2]	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)		none		none	none
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Risk-Managed Balanced Fund		Class A	Class C	Class S
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.16%	1.50%	1.05%
Expense Recoupments	[1]			none	[2]
Total Annual Fund Operating Expenses		2.16%	3.25%	1.80%
Expense Reimbursements	[1]	(0.68%)	(1.02%)	(0.56%)
Total Annual Fund Operating Expenses	[3]	1.48%	2.23%	1.24%
[1]	During the year ended September 30, 2012, ICON Advisers waived $31,272 and recouped $103 of Class S expenses. At September 30, 2012, ICON Advisers was waiving Class S expenses.
[2]	Amount less than 0.00%
[3]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Risk-Managed Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	811	1,016	1,336	2,413
Class C	326	697	1,194	2,816
Class S	126	393	680	1,654

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Risk-Managed Balanced Fund Class C	226	697	1,194	2,816

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.06% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization. To manage the risk of holding equity securities, the Fund may write call options or purchase puts on the securities in the portfolio or indexes. The Fund may also purchase exchange traded funds and other derivatives.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON's combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. The Fund may invest up to 20% of its net assets in a broad range of investment grade U.S. dollar denominated bonds.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Correlation Risk. The effectiveness of the Fund's index option-based risk management strategy may be reduced if the performance of the Fund's equity portfolio does not correlate to that of the index underlying its option positions.

Options Risk. Investments in call options involve certain risks. These risks include:

  Limited Gains. By selling a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock or index above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock or index. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock or exposure to the underlying index upon exercise of the option could be substantially below its prevailing market price.

  Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

  Lack of Liquidity for the Security. The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund may generally hold the stocks or exposure to the index underlying the option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities. This risk is less likely to be prevalent on options that are written on an index.

Tax Consequences. The sale of call options generates premiums. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times. The Fund intends to make quarterly distributions of income (versus capital gains), if any.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund's total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund's performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Bond Risk. Up to 20% of the Fund's net assets may be invested in a broad range of investment grade U.S. dollar denominated bonds, including corporate, agency and government-issued bonds. Bond prices tend to move inversely with changes in interest rates. Bonds with longer maturities are more sensitive to changes in interest rates. Slower payoffs effectively increase duration, also heightening interest rate risk. The Fund could lose money if the issuer of the bonds is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal or interest, or a decline in the perception in the credit quality of a bond could affect bond prices. If a credit rating agency gives a debt security a lower rating, the value or liquidity of the bond may be adversely affected. Bonds, unlike equities listed on a national securities exchange, have less liquidity and the Fund may not be able to sell the bonds when it wants to sell, or if it can, it may need to sell at greatly reduced prices because of the lack of demand.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which may involve greater risk of loss and price fluctuation than larger and more established companies. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Foreign Investment Risk. Up to 20% of the Fund's net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Segregated Account Risk. The Fund is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's options positions. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q2 2003 16.87% Worst Quarter: Q1 2009 -15.37%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Risk-Managed Balanced Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class C	Nov 21, 2002	6.18%	(1.71%)	3.99%	3.68%
Class C Return After Taxes on Distributions	Nov 21, 2002	6.08%	(1.79%)	2.98%	2.69%
Class C Return After Taxes on Distributions and Sale of Fund Shares	Nov 21, 2002	4.14%	(1.46%)	2.93%	2.67%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Nov 21, 2002	16.13%	2.07%	7.50%	6.84%
Class A	May 31, 2006	1.77%	(2.11%)		0.84%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 31, 2006	16.13%	2.07%		4.17%
Class S	May 6, 2004	8.24%	(0.71%)		2.98%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 6, 2004	16.13%	2.07%		5.40%

After-tax performance is shown only for the Fund's Class C shares. After-tax performance for the Fund's Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Risk-Managed Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON RISK-MANAGED BALANCED FUND (Formerly, ICON Risk-Managed Equity Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks modest capital appreciation and to maximize realized gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 52 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 62 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.06% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.06%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in "Classes of Shares, Sales Charge and Distribution Arrangements" on page 52 of the Fund's prospectus, and in "Sales Charge Reductions" on page 62 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization. To manage the risk of holding equity securities, the Fund may write call options or purchase puts on the securities in the portfolio or indexes. The Fund may also purchase exchange traded funds and other derivatives.

		ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON's combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. The Fund may invest up to 20% of its net assets in a broad range of investment grade U.S. dollar denominated bonds.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Correlation Risk. The effectiveness of the Fund's index option-based risk management strategy may be reduced if the performance of the Fund's equity portfolio does not correlate to that of the index underlying its option positions.

Options Risk. Investments in call options involve certain risks. These risks include:

  Limited Gains. By selling a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock or index above the exercise price, but continue to bear the risk of a decline in the value of the underlying stock or index. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock or exposure to the underlying index upon exercise of the option could be substantially below its prevailing market price.

  Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

  Lack of Liquidity for the Security. The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund may generally hold the stocks or exposure to the index underlying the option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities. This risk is less likely to be prevalent on options that are written on an index.

Tax Consequences. The sale of call options generates premiums. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times. The Fund intends to make quarterly distributions of income (versus capital gains), if any.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund's total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund's performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Bond Risk. Up to 20% of the Fund's net assets may be invested in a broad range of investment grade U.S. dollar denominated bonds, including corporate, agency and government-issued bonds. Bond prices tend to move inversely with changes in interest rates. Bonds with longer maturities are more sensitive to changes in interest rates. Slower payoffs effectively increase duration, also heightening interest rate risk. The Fund could lose money if the issuer of the bonds is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal or interest, or a decline in the perception in the credit quality of a bond could affect bond prices. If a credit rating agency gives a debt security a lower rating, the value or liquidity of the bond may be adversely affected. Bonds, unlike equities listed on a national securities exchange, have less liquidity and the Fund may not be able to sell the bonds when it wants to sell, or if it can, it may need to sell at greatly reduced prices because of the lack of demand.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which may involve greater risk of loss and price fluctuation than larger and more established companies. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Foreign Investment Risk. Up to 20% of the Fund's net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

		Segregated Account Risk. The Fund is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's options positions. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund's Class C shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class C Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 16.87% Worst Quarter: Q1 2009 -15.37%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund's Class C shares. After-tax performance for the Fund's Class A and Class S shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund's Class C shares. After-tax performance for the Fund's Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Risk-Managed Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[3]
Other Expenses	rr_OtherExpensesOverAssets	1.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.48%	[4]
1 Year	rr_ExpenseExampleYear01	811
3 Years	rr_ExpenseExampleYear03	1,016
5 Years	rr_ExpenseExampleYear05	1,336
10 Years	rr_ExpenseExampleYear10	2,413
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	(2.11%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Risk-Managed Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[3]
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.23%	[4]
1 Year	rr_ExpenseExampleYear01	326
3 Years	rr_ExpenseExampleYear03	697
5 Years	rr_ExpenseExampleYear05	1,194
10 Years	rr_ExpenseExampleYear10	2,816
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	697
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,816
2003	rr_AnnualReturn2003	28.06%
2004	rr_AnnualReturn2004	6.81%
2005	rr_AnnualReturn2005	1.82%
2006	rr_AnnualReturn2006	4.17%
2007	rr_AnnualReturn2007	11.08%
2008	rr_AnnualReturn2008	(23.16%)
2009	rr_AnnualReturn2009	8.59%
2010	rr_AnnualReturn2010	5.35%
2011	rr_AnnualReturn2011	(2.63%)
2012	rr_AnnualReturn2012	7.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.37%)
1 Year	rr_AverageAnnualReturnYear01	6.18%
5 Years	rr_AverageAnnualReturnYear05	(1.71%)
10 Years	rr_AverageAnnualReturnYear10	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2002
ICON Risk-Managed Balanced Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recoupments	rr_Component1OtherExpensesOverAssets	none	[3],[5]
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[4]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	680
10 Years	rr_ExpenseExampleYear10	1,654
1 Year	rr_AverageAnnualReturnYear01	8.24%
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004
ICON Risk-Managed Balanced Fund | Return After Taxes on Distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	(1.79%)
10 Years	rr_AverageAnnualReturnYear10	2.98%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2002
ICON Risk-Managed Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	(1.46%)
10 Years	rr_AverageAnnualReturnYear10	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2002
ICON Risk-Managed Balanced Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Risk-Managed Balanced Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 21, 2002
ICON Risk-Managed Balanced Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2004

[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[3]	During the year ended September 30, 2012, ICON Advisers waived $31,272 and recouped $103 of Class S expenses. At September 30, 2012, ICON Advisers was waiving Class S expenses.
[4]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45%, an annual rate for Class C of 2.20%, and an annual rate of 1.20% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[5]	Amount less than 0.00%

ICON Asia-Pacific Region Fund
FUND SUMMARIES ICON ASIA-PACIFIC REGION FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 36 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Asia-Pacific Region Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Asia-Pacific Region Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.63%	1.91%	0.50%
Total Annual Fund Operating Expenses		2.88%	3.91%	1.50%
Expense Reimbursements		(1.08%)	(1.36%)
Total Annual Fund Operating Expenses	[1]	1.80%	2.55%	1.50%
[1]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Asia-Pacific Region Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	841	1,109	1,493	2,831
Class C	358	793	1,355	3,209
Class S	153	475	819	1,791

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Asia-Pacific Region Fund Class C	258	793	1,355	3,209

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.84% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the Asia-Pacific Region. Foreign equity securities in the Asia-Pacific Region include securities of issuers, wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) Asia-Pacific Index. The Asia-Pacific Region includes the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia-Pacific region than a fund that is more geographically diversified. The Asia-Pacific region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Non-Diversified Portfolio Risk. The ICON Asia-Pacific Region Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares
Best Quarter: Q2 2009 35.82% Worst Quarter: Q3 2008 -25.02%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Asia-Pacific Region Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	Feb 25, 1997	23.47%	(2.86%)	10.10%	2.95%
Class S Return After Taxes on Distributions	Feb 25, 1997	23.33%	(3.04%)	9.59%	2.63%
Class S Return After Taxes on Distributions and Sale of Fund Shares	Feb 25, 1997	15.42%	(2.49%)	8.84%	2.46%
Class S MSCI All Country Asia-Pacific Index (reflects no deduction for fees, expenses, or taxes)	Feb 25, 1997	17.01%	(1.23%)	10.04%	2.97%
Class A	May 31, 2006	15.89%	(4.24%)		1.05%
Class A MSCI All Country Asia-Pacific Index (reflects no deduction for fees, expenses, or taxes)	May 31, 2006	17.01%	(1.23%)		2.77%
Class C	Jan 25, 2008	21.07%			(1.46%)
Class C MSCI All Country Asia-Pacific Index (reflects no deduction for fees, expenses, or taxes)	Jan 25, 2008	17.01%			0.32%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Asia-Pacific Region Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES ICON ASIA-PACIFIC REGION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 36 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.84% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.84%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 36 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the Asia-Pacific Region. Foreign equity securities in the Asia-Pacific Region include securities of issuers, wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) Asia-Pacific Index. The Asia-Pacific Region includes the following countries: Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

		ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia-Pacific region than a fund that is more geographically diversified. The Asia-Pacific region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Non-Diversified Portfolio Risk. The ICON Asia-Pacific Region Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

		Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies, which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The ICON Asia-Pacific Region Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 35.82% Worst Quarter: Q3 2008 -25.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Asia-Pacific Region Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.80%	[2]
1 Year	rr_ExpenseExampleYear01	841
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	1,493
10 Years	rr_ExpenseExampleYear10	2,831
1 Year	rr_AverageAnnualReturnYear01	15.89%
5 Years	rr_AverageAnnualReturnYear05	(4.24%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Asia-Pacific Region Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.91%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.55%	[2]
1 Year	rr_ExpenseExampleYear01	358
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	3,209
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,209
1 Year	rr_AverageAnnualReturnYear01	21.07%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
ICON Asia-Pacific Region Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[2]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	475
5 Years	rr_ExpenseExampleYear05	819
10 Years	rr_ExpenseExampleYear10	1,791
2003	rr_AnnualReturn2003	43.67%
2004	rr_AnnualReturn2004	4.02%
2005	rr_AnnualReturn2005	49.37%
2006	rr_AnnualReturn2006	9.02%
2007	rr_AnnualReturn2007	24.36%
2008	rr_AnnualReturn2008	(51.98%)
2009	rr_AnnualReturn2009	52.24%
2010	rr_AnnualReturn2010	21.00%
2011	rr_AnnualReturn2011	(20.80%)
2012	rr_AnnualReturn2012	23.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.02%)
1 Year	rr_AverageAnnualReturnYear01	23.47%
5 Years	rr_AverageAnnualReturnYear05	(2.86%)
10 Years	rr_AverageAnnualReturnYear10	10.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
ICON Asia-Pacific Region Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.33%
5 Years	rr_AverageAnnualReturnYear05	(3.04%)
10 Years	rr_AverageAnnualReturnYear10	9.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
ICON Asia-Pacific Region Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.42%
5 Years	rr_AverageAnnualReturnYear05	(2.49%)
10 Years	rr_AverageAnnualReturnYear10	8.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997
ICON Asia-Pacific Region Fund | MSCI All Country Asia-Pacific Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	(1.23%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Asia-Pacific Region Fund | MSCI All Country Asia-Pacific Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
ICON Asia-Pacific Region Fund | MSCI All Country Asia-Pacific Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	(1.23%)
10 Years	rr_AverageAnnualReturnYear10	10.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 1997

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

ICON Europe Fund
ICON EUROPE FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 36 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Europe Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Europe Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		12.05%	19.20%	0.56%
Total Annual Fund Operating Expenses		13.30%	21.20%	1.56%
Expense Reimbursements		(11.50%)	(18.65%)
Total Annual Fund Operating Expenses	[1]	1.80%	2.55%	1.56%
[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expenses limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Europe Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	841	1,109	1,493	5,082
Class C	358	793	1,355	6,595
Class S	159	493	851	1,857

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Europe Fund Class C	258	793	1,355	6,595

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.78% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the European region. Foreign equity securities in the European region include securities of issuers wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) Europe Index. The European Region includes the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Poland, Portugal, Spain, the Netherlands, Norway, Sweden, Switzerland, Turkey and the United Kingdom. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Non-Diversified Portfolio Risk. The ICON Europe Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares
Best Quarter: Q2 2003 23.65% Worst Quarter: Q3 2011 -31.40%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Europe Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	Feb 20, 1997	23.22%	(7.14%)	8.58%	5.59%
Class S Return After Taxes on Distributions	Feb 20, 1997	23.01%	(7.45%)	7.89%	4.47%
Class S Return After Taxes on Distributions and Sale of Fund Shares	Feb 20, 1997	15.38%	(6.04%)	7.42%	4.33%
Class S MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)	Feb 20, 1997	19.88%	(3.72%)	8.97%	5.77%
Class A	May 31, 2006	15.79%	(8.49%)		(2.55%)
Class A MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)	May 31, 2006	19.88%	(3.72%)		1.73%
Class C	Jan 25, 2008	20.88%			(5.27%)
Class C MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)	Jan 25, 2008	19.88%			(1.47%)

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Europe Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON EUROPE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 36 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.78% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.78%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 36 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities in the European region. Foreign equity securities in the European region include securities of issuers wherever organized, whose securities are traded principally on a recognized stock exchange or over-the-counter market in the countries listed in the Morgan Stanley Capital International (“MSCI”) Europe Index. The European Region includes the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Poland, Portugal, Spain, the Netherlands, Norway, Sweden, Switzerland, Turkey and the United Kingdom. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

		ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Non-Diversified Portfolio Risk. The ICON Europe Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Geographic Risk. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

		Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The ICON Europe Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 23.65% Worst Quarter: Q3 2011 -31.40%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Europe Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	12.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.30%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(11.50%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.80%	[2]
1 Year	rr_ExpenseExampleYear01	841
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	1,493
10 Years	rr_ExpenseExampleYear10	5,082
1 Year	rr_AverageAnnualReturnYear01	15.79%
5 Years	rr_AverageAnnualReturnYear05	(8.49%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Europe Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	19.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	21.20%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(18.65%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.55%	[2]
1 Year	rr_ExpenseExampleYear01	358
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	6,595
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	6,595
1 Year	rr_AverageAnnualReturnYear01	20.88%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
ICON Europe Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[2]
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	851
10 Years	rr_ExpenseExampleYear10	1,857
2003	rr_AnnualReturn2003	45.97%
2004	rr_AnnualReturn2004	21.84%
2005	rr_AnnualReturn2005	13.13%
2006	rr_AnnualReturn2006	43.95%
2007	rr_AnnualReturn2007	13.90%
2008	rr_AnnualReturn2008	(50.73%)
2009	rr_AnnualReturn2009	27.13%
2010	rr_AnnualReturn2010	10.59%
2011	rr_AnnualReturn2011	(19.08%)
2012	rr_AnnualReturn2012	23.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.40%)
1 Year	rr_AverageAnnualReturnYear01	23.22%
5 Years	rr_AverageAnnualReturnYear05	(7.14%)
10 Years	rr_AverageAnnualReturnYear10	8.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997
ICON Europe Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.01%
5 Years	rr_AverageAnnualReturnYear05	(7.45%)
10 Years	rr_AverageAnnualReturnYear10	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997
ICON Europe Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.38%
5 Years	rr_AverageAnnualReturnYear05	(6.04%)
10 Years	rr_AverageAnnualReturnYear10	7.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997
ICON Europe Fund | MSCI Europe Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.88%
5 Years	rr_AverageAnnualReturnYear05	(3.72%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
ICON Europe Fund | MSCI Europe Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.88%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 25, 2008
ICON Europe Fund | MSCI Europe Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.88%
5 Years	rr_AverageAnnualReturnYear05	(3.72%)
10 Years	rr_AverageAnnualReturnYear10	8.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 20, 1997

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expenses limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

ICON International Equity Fund
ICON INTERNATIONAL EQUITY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 36 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON International Equity Fund (USD $)		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2]	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)		none		none	none
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON International Equity Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.76%	0.71%	0.39%
Expense Recoupments	[1]		0.01%
Total Annual Fund Operating Expenses		2.01%	2.72%	1.39%
Expense Reimbursements	[1]	(0.21%)	(0.17%)
Total Annual Fund Operating Expenses	[2]	1.80%	2.55%	1.39%
[1]	During the year ended September 30, 2012, ICON Advisers waived $12,855 and recouped $675 of Class C expenses. At September 30, 2012, ICON Advisers was recouping Class C expenses.
[2]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80%, an annual rate for Class C of 2.55% and an annual rate of 1.55% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	841	1,109	1,493	2,620
Class C	358	793	1,355	2,925
Class S	142	441	761	1,669

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON International Equity Fund Class C	258	793	1,355	2,925

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121.82% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Principal Investment Risks.
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
  Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.
  Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.
  Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.
  Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares
Best Quarter: Q4 2009 29.20% Worst Quarter: Q3 2011 -29.78%

[1]	Class S merged with and into Class Z effective January 23, 2012 and the Class Z was renamed Class S. Class I merged with and into Class A effective January 23, 2012. Former Class S and Class I shareholder performance may vary.

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON International Equity Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	[1]	Feb 18, 1997	17.46%	(6.99%)	10.18%	5.65%
Class S Return After Taxes on Distributions	[1]	Feb 18, 1997	17.39%	(7.24%)	9.35%	4.50%
Class S Return After Taxes on Distributions and Sale of Fund Shares	[1]	Feb 18, 1997	11.45%	(5.89%)	8.86%	4.47%
Class S MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes)	[1]	Feb 18, 1997	17.35%	(2.44%)	10.22%	5.17%
Class A	[1]	May 31, 2006	10.14%	(8.49%)		(2.11%)
Class A MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes)	[1]	May 31, 2006	17.35%	(2.44%)		2.75%
Class C	[1]	Feb 19, 2004	15.05%	(8.08%)		2.89%
Class C MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes)	[1]	Feb 19, 2004	17.35%	(2.44%)		6.61%
[1]	Class S merged with and into Class Z effective January 23, 2012 and the Class Z was renamed Class S. Class I merged with and into Class A effective January 23, 2012. Former Class S and Class I shareholder performance may vary.

After-tax performance is shown only for the Fund’s Class S Shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 36 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121.82% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.82%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 36 of the Fund’s prospectus, and in “Sales Charge” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

		ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
  Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.
  Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.
  Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.
  Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2009 29.20% Worst Quarter: Q3 2011 -29.78%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S Shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S Shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[2]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.80%	[4]
1 Year	rr_ExpenseExampleYear01	841
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	1,493
10 Years	rr_ExpenseExampleYear10	2,620
1 Year	rr_AverageAnnualReturnYear01	10.14%	[5]
5 Years	rr_AverageAnnualReturnYear05	(8.49%)	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.11%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006	[5]
ICON International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.55%	[4]
1 Year	rr_ExpenseExampleYear01	358
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,925
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,925
1 Year	rr_AverageAnnualReturnYear01	15.05%	[5]
5 Years	rr_AverageAnnualReturnYear05	(8.08%)	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2004	[5]
ICON International Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[4]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	441
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,669
2003	rr_AnnualReturn2003	64.13%	[5]
2004	rr_AnnualReturn2004	18.07%	[5]
2005	rr_AnnualReturn2005	31.51%	[5]
2006	rr_AnnualReturn2006	20.84%	[5]
2007	rr_AnnualReturn2007	22.98%	[5]
2008	rr_AnnualReturn2008	(53.96%)	[5]
2009	rr_AnnualReturn2009	48.45%	[5]
2010	rr_AnnualReturn2010	12.21%	[5]
2011	rr_AnnualReturn2011	(22.74%)	[5]
2012	rr_AnnualReturn2012	17.46%	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.78%)
1 Year	rr_AverageAnnualReturnYear01	17.46%	[5]
5 Years	rr_AverageAnnualReturnYear05	(6.99%)	[5]
10 Years	rr_AverageAnnualReturnYear10	10.18%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997	[5]
ICON International Equity Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.39%	[5]
5 Years	rr_AverageAnnualReturnYear05	(7.24%)	[5]
10 Years	rr_AverageAnnualReturnYear10	9.35%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997	[5]
ICON International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.45%	[5]
5 Years	rr_AverageAnnualReturnYear05	(5.89%)	[5]
10 Years	rr_AverageAnnualReturnYear10	8.86%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997	[5]
ICON International Equity Fund | MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.35%	[5]
5 Years	rr_AverageAnnualReturnYear05	(2.44%)	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006	[5]
ICON International Equity Fund | MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.35%	[5]
5 Years	rr_AverageAnnualReturnYear05	(2.44%)	[5]
10 Years	rr_AverageAnnualReturnYear10		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2004	[5]
ICON International Equity Fund | MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.35%	[5]
5 Years	rr_AverageAnnualReturnYear05	(2.44%)	[5]
10 Years	rr_AverageAnnualReturnYear10	10.22%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 1997	[5]

[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[3]	During the year ended September 30, 2012, ICON Advisers waived $12,855 and recouped $675 of Class C expenses. At September 30, 2012, ICON Advisers was recouping Class C expenses.
[4]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80%, an annual rate for Class C of 2.55% and an annual rate of 1.55% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[5]	Class S merged with and into Class Z effective January 23, 2012 and the Class Z was renamed Class S. Class I merged with and into Class A effective January 23, 2012. Former Class S and Class I shareholder performance may vary.

ICON Opportunities Fund
FUND SUMMARY ICON OPPORTUNITIES FUND
Investment Objective/Goals
Seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	ICON Opportunities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	none
Redemption Fee ($15 fee applicable for wire redemptions only)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ICON Opportunities Fund
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		6.28%
Total Annual Fund Operating Expenses		7.03%
Expense Reimbursements		(5.53%)
Total Annual Fund Operating Expenses	[1]	1.50%
[1]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice of termination to the Fund���s Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
ICON Opportunities Fund	153	1,579

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is provided because the Fund has not completed at least six months of operations as of the date of this prospectus.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify industries and sectors in small company securities that ICON’s methodology suggests are underpriced or overpriced relative to our calculation of intrinsic value. ICON believes that the equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. We sell industries we believe are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation of small company equities distinguishes us from other small company investment managers. Normally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in companies with a market capitalization that is within or below the range of companies in the S&P SmallCap 600 Index. The market capitalization of the companies in the Fund’s portfolio and the S&P SmallCap 600 Index changes over time, and the Fund will not sell a stock just because the company has grown to a market capitalization outside the range. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

The Fund invests primarily in equity securities, including common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities.
Principal Investment Risks
Investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The Fund invests principally in stocks and other securities that may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

Small Company Risk. Securities of small companies generally involve greater risks than investments in larger companies. Small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Small company securities tend to be more volatile and less liquid than equity securities of larger companies.

Value Investing Risk. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize ICON’s evaluation of the company’s intrinsic worth.

Active Management Risk. The Fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
Performance History
A comparison of the Fund’s performance with that of an unmanaged securities index may illustrate the potential risks of an investment in the Fund; however, the Fund commenced operations on October 1, 2012 and does not have performance history for a full calendar year. Once the Fund has performance history, its past performance, before and after taxes, will not provide a guarantee of future results.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY ICON OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is provided because the Fund has not completed at least six months of operations as of the date of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify industries and sectors in small company securities that ICON’s methodology suggests are underpriced or overpriced relative to our calculation of intrinsic value. ICON believes that the equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. We sell industries we believe are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation of small company equities distinguishes us from other small company investment managers. Normally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in companies with a market capitalization that is within or below the range of companies in the S&P SmallCap 600 Index. The market capitalization of the companies in the Fund’s portfolio and the S&P SmallCap 600 Index changes over time, and the Fund will not sell a stock just because the company has grown to a market capitalization outside the range. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

The Fund invests primarily in equity securities, including common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The Fund invests principally in stocks and other securities that may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

Small Company Risk. Securities of small companies generally involve greater risks than investments in larger companies. Small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Small company securities tend to be more volatile and less liquid than equity securities of larger companies.

Value Investing Risk. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize ICON’s evaluation of the company’s intrinsic worth.

Active Management Risk. The Fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in the Fund involves risk, including the risk that you may receive little or no return on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	A comparison of the Fund’s performance with that of an unmanaged securities index may illustrate the potential risks of an investment in the Fund; however, the Fund commenced operations on October 1, 2012 and does not have performance history for a full calendar year. Once the Fund has performance history, its past performance, before and after taxes, will not provide a guarantee of future results.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund’s performance with that of an unmanaged securities index may illustrate the potential risks of an investment in the Fund; however, the Fund commenced operations on October 1, 2012 and does not have performance history for a full calendar year. Once the Fund has performance history, its past performance, before and after taxes, will not provide a guarantee of future results.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Once the Fund has performance history, its past performance, before and after taxes, will not provide a guarantee of future results.
ICON Opportunities Fund | ICON Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee applicable for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.03%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.53%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50% [1]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	1,579

[1]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice of termination to the Fund���s Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

ICON Consumer Discretionary Fund
FUND SUMMARIES ICON CONSUMER DISCRETIONARY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Consumer Discretionary Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Consumer Discretionary Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.51%	3.02%	0.40%
Expense Recoupments	[1]	0.02%	0.99%
Total Annual Fund Operating Expenses		1.78%	6.01%	1.40%
Expense Reimbursements	[1]		(3.26%)
Total Annual Fund Operating Expenses	[2]	1.78%	2.75%	1.40%
[1]	During the year ended September 30, 2012, ICON Advisers waived $1,981 and recouped $600 of Class C expenses. At September 30, 2012, ICON Advisers was recouping Class C expenses.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.99%, Class C of 2.74% and Class S of 1.74%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Consumer Discretionary Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	839	1,103	1,483	2,549
Class C	378	1,494	2,686	5,563
Class S	143	444	766	1,680

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Consumer Discretionary Fund Class C	278	1,494	2,686	5,563

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.24% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global Industry Classification Standard) including, but not limited to: Advertising, Apparel & Accessories & Luxury Goods, Apparel Retail, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Broadcasting, Cable & Satellite, Casinos & Gaming, Catalog Retail, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishing Retail, Home Furnishings, Home Improvement Retail, Homebuilding, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Movies & Entertainment, Photographic Products, Publishing, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Discretionary sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competition may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2003 25.70% Worst Quarter: Q4 2008 -30.32%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Consumer Discretionary Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	Jul 9, 1997	17.91%	6.67%	7.32%	4.54%
Class S Return After Taxes on Distributions	Jul 9, 1997	17.88%	6.49%	6.55%	4.00%
Class S Return After Taxes on Distributions and Sale of Fund Shares	Jul 9, 1997	11.69%	5.68%	6.26%	3.84%
Class S S&P 1500 Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes)	Jul 9, 1997	23.77%	9.40%	9.00%	6.87%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Jul 9, 1997	16.13%	2.07%	7.50%	5.30%
Class A	Sep 30, 2010	9.71%			14.55%
Class A S&P 1500 Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	23.77%			18.76%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%
Class C	Sep 30, 2010	15.22%			17.17%
Class C S&P 1500 Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	23.77%			18.76%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Consumer Discretionary Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES ICON CONSUMER DISCRETIONARY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.24% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.24%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global Industry Classification Standard) including, but not limited to: Advertising, Apparel & Accessories & Luxury Goods, Apparel Retail, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Broadcasting, Cable & Satellite, Casinos & Gaming, Catalog Retail, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishing Retail, Home Furnishings, Home Improvement Retail, Homebuilding, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Movies & Entertainment, Photographic Products, Publishing, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Discretionary sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competition may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

		Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 25.70% Worst Quarter: Q4 2008 -30.32%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Consumer Discretionary Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.02%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.78%	[3]
1 Year	rr_ExpenseExampleYear01	839
3 Years	rr_ExpenseExampleYear03	1,103
5 Years	rr_ExpenseExampleYear05	1,483
10 Years	rr_ExpenseExampleYear10	2,549
1 Year	rr_AverageAnnualReturnYear01	9.71%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Discretionary Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.99%	[2]
Other Expenses	rr_OtherExpensesOverAssets	3.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.01%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.26%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.75%	[3]
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	1,494
5 Years	rr_ExpenseExampleYear05	2,686
10 Years	rr_ExpenseExampleYear10	5,563
1 Year	rr_ExpenseExampleNoRedemptionYear01	278
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,494
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,686
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,563
1 Year	rr_AverageAnnualReturnYear01	15.22%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Discretionary Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[2]
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
2003	rr_AnnualReturn2003	40.40%
2004	rr_AnnualReturn2004	5.58%
2005	rr_AnnualReturn2005	(2.84%)
2006	rr_AnnualReturn2006	11.85%
2007	rr_AnnualReturn2007	(8.87%)
2008	rr_AnnualReturn2008	(42.68%)
2009	rr_AnnualReturn2009	47.19%
2010	rr_AnnualReturn2010	24.82%
2011	rr_AnnualReturn2011	11.19%
2012	rr_AnnualReturn2012	17.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.32%)
1 Year	rr_AverageAnnualReturnYear01	17.91%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	7.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
ICON Consumer Discretionary Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
ICON Consumer Discretionary Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.69%
5 Years	rr_AverageAnnualReturnYear05	5.68%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
ICON Consumer Discretionary Fund | S&P 1500 Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.77%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	18.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Discretionary Fund | S&P 1500 Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.77%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	18.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Discretionary Fund | S&P 1500 Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.77%
5 Years	rr_AverageAnnualReturnYear05	9.40%
10 Years	rr_AverageAnnualReturnYear10	9.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
ICON Consumer Discretionary Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Discretionary Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Discretionary Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	During the year ended September 30, 2012, ICON Advisers waived $1,981 and recouped $600 of Class C expenses. At September 30, 2012, ICON Advisers was recouping Class C expenses.
[3]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.99%, Class C of 2.74% and Class S of 1.74%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

ICON Consumer Staples Fund
ICON CONSUMER STAPLES FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Consumer Staples Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Consumer Staples Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.77%	1.33%	0.51%
Expense Recoupments	[1]	0.03%		0.04%
Total Annual Fund Operating Expenses		2.05%	3.33%	1.55%
Expense Reimbursements	[1]	(0.28%)	(0.82%)	(0.04%)
Total Annual Fund Operating Expenses	[2]	1.77%	2.51%	1.51%
[1]	During the year ended September 30, 2012, ICON Advisers waived $3,996 and recouped $352 of Class A expenses. ICON Advisers also waived $10,435 and recouped $9,872 of Class S expenses. At September 30, 2012, ICON Advisers was waiving Class A expenses and ICON Advisers was recouping Class S expenses.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Consumer Staples Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	839	1,155	1,590	2,795
Class C	354	948	1,666	3,567
Class S	154	486	842	1,843

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Consumer Staples Fund Class C	254	948	1,666	3,567

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81.81% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Staples sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, consumer confidence, consumer preferences, product cycles, competition, and changes in government regulation.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2009 24.46% Worst Quarter: Q4 2008 -21.95%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Consumer Staples Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	May 9, 1997	10.72%	3.25%	6.80%	7.81%
Class S Return After Taxes on Distributions	May 9, 1997	10.40%	3.08%	5.44%	6.24%
Class S Return After Taxes on Distributions and Sale of Fund Shares	May 9, 1997	7.37%	2.76%	5.50%	6.21%
Class S S&P 1500 Consumer Staples Index (reflects no deduction for fees, expenses, or taxes)	May 9, 1997	10.91%	7.13%	8.87%	6.84%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 9, 1997	16.13%	2.07%	7.50%	5.91%
Class A	Sep 30, 2010	3.76%			9.39%
Class A S&P 1500 Consumer Staples Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	10.91%			14.11%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%
Class C	Sep 30, 2010	8.61%			11.06%
Class C S&P 1500 Consumer Staples Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	10.91%			14.11%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Consumer Staples Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON CONSUMER STAPLES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81.81% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.81%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Staples sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, consumer confidence, consumer preferences, product cycles, competition, and changes in government regulation.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

		Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 24.46% Worst Quarter: Q4 2008 -21.95%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Consumer Staples Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.03%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.77%	[3]
1 Year	rr_ExpenseExampleYear01	839
3 Years	rr_ExpenseExampleYear03	1,155
5 Years	rr_ExpenseExampleYear05	1,590
10 Years	rr_ExpenseExampleYear10	2,795
1 Year	rr_AverageAnnualReturnYear01	3.76%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Staples Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[2]
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.33%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.51%	[3]
1 Year	rr_ExpenseExampleYear01	354
3 Years	rr_ExpenseExampleYear03	948
5 Years	rr_ExpenseExampleYear05	1,666
10 Years	rr_ExpenseExampleYear10	3,567
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	948
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,666
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,567
1 Year	rr_AverageAnnualReturnYear01	8.61%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Staples Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.04%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.51%	[3]
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	842
10 Years	rr_ExpenseExampleYear10	1,843
2003	rr_AnnualReturn2003	27.33%
2004	rr_AnnualReturn2004	17.88%
2005	rr_AnnualReturn2005	(10.14%)
2006	rr_AnnualReturn2006	13.67%
2007	rr_AnnualReturn2007	7.36%
2008	rr_AnnualReturn2008	(36.23%)
2009	rr_AnnualReturn2009	32.18%
2010	rr_AnnualReturn2010	15.53%
2011	rr_AnnualReturn2011	8.82%
2012	rr_AnnualReturn2012	10.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
1 Year	rr_AverageAnnualReturnYear01	10.72%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
ICON Consumer Staples Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.40%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
ICON Consumer Staples Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
ICON Consumer Staples Fund | S&P 1500 Consumer Staples Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.91%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Staples Fund | S&P 1500 Consumer Staples Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.91%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Staples Fund | S&P 1500 Consumer Staples Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.91%
5 Years	rr_AverageAnnualReturnYear05	7.13%
10 Years	rr_AverageAnnualReturnYear10	8.87%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
ICON Consumer Staples Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Staples Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Consumer Staples Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	During the year ended September 30, 2012, ICON Advisers waived $3,996 and recouped $352 of Class A expenses. ICON Advisers also waived $10,435 and recouped $9,872 of Class S expenses. At September 30, 2012, ICON Advisers was waiving Class A expenses and ICON Advisers was recouping Class S expenses.
[3]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

ICON Energy Fund
ICON ENERGY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Energy Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Energy Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.30%	0.36%	0.24%
Total Annual Fund Operating Expenses	[1]	1.55%	2.36%	1.23%
[1]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Energy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	818	1,037	1,372	2,315
Class C	339	736	1,260	2,696
Class S	125	390	675	1,487

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Energy Fund Class C	239	736	1,260	2,696

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.41% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, and Oil & Gas Refining, Marketing, Oil & Gas Storage & Transportation. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Energy sector, which causes the Fund's performance to be susceptible to the economic, business or other developments that affect those industries. For example, energy prices, supply and demand fluctuations, energy conservation, tax and other regulatory policies of governments, and global events including instability in the Middle East or war may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q3 2005 25.18% Worst Quarter: Q3 2008 -27.10%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Energy Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	Nov 5, 1997	4.77%	(1.07%)	14.13%	11.56%
Class S Return After Taxes on Distributions	Nov 5, 1997	4.54%	(2.41%)	12.74%	10.45%
Class S Return After Taxes on Distributions and Sale of Fund Shares	Nov 5, 1997	3.40%	(1.24%)	12.55%	10.26%
Class S S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes)	Nov 5, 1997	4.33%	(0.34%)	13.59%	9.04%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Nov 5, 1997	16.13%	2.07%	7.50%	5.05%
Class A	Sep 30, 2010	(1.51%)			5.33%
Class A S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	4.33%			13.17%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%
Class C	Sep 30, 2010	2.66%			7.29%
Class C S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	4.33%			13.17%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON ENERGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.41% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.41%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, and Oil & Gas Refining, Marketing, Oil & Gas Storage & Transportation. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Energy sector, which causes the Fund's performance to be susceptible to the economic, business or other developments that affect those industries. For example, energy prices, supply and demand fluctuations, energy conservation, tax and other regulatory policies of governments, and global events including instability in the Middle East or war may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

		Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3 2005 25.18% Worst Quarter: Q3 2008 -27.10%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Energy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	818
3 Years	rr_ExpenseExampleYear03	1,037
5 Years	rr_ExpenseExampleYear05	1,372
10 Years	rr_ExpenseExampleYear10	2,315
1 Year	rr_AverageAnnualReturnYear01	(1.51%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Energy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
1 Year	rr_ExpenseExampleYear01	339
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	1,260
10 Years	rr_ExpenseExampleYear10	2,696
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,696
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Energy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[2]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	675
10 Years	rr_ExpenseExampleYear10	1,487
2003	rr_AnnualReturn2003	32.67%
2004	rr_AnnualReturn2004	38.16%
2005	rr_AnnualReturn2005	41.92%
2006	rr_AnnualReturn2006	9.62%
2007	rr_AnnualReturn2007	38.78%
2008	rr_AnnualReturn2008	(33.38%)
2009	rr_AnnualReturn2009	22.15%
2010	rr_AnnualReturn2010	17.72%
2011	rr_AnnualReturn2011	(5.57%)
2012	rr_AnnualReturn2012	4.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
1 Year	rr_AverageAnnualReturnYear01	4.77%
5 Years	rr_AverageAnnualReturnYear05	(1.07%)
10 Years	rr_AverageAnnualReturnYear10	14.13%
Since Inception	rr_AverageAnnualReturnSinceInception	11.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
ICON Energy Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.54%
5 Years	rr_AverageAnnualReturnYear05	(2.41%)
10 Years	rr_AverageAnnualReturnYear10	12.74%
Since Inception	rr_AverageAnnualReturnSinceInception	10.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
ICON Energy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
ICON Energy Fund | S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Energy Fund | S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Energy Fund | S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
10 Years	rr_AverageAnnualReturnYear10	13.59%
Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997
ICON Energy Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Energy Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Energy Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 1997

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

ICON Financial Fund
ICON FINANCIAL FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Financial Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Financial Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.51%	19.53%	0.39%
Expense Recoupments	[1]	0.04%	2.43%
Total Annual Fund Operating Expenses		1.80%	23.96%	1.39%
Expense Reimbursements	[1]	(0.03%)	(21.45%)
Total Annual Fund Operating Expenses	[2]	1.77%	2.51%	1.39%
[1]	During the year ended September 30, 2012, ICON Advisers waived $895 and recouped $1,242 of Class A expenses. ICON Advisers also waived $2,094 and recouped $237 of Class C expenses. At September 30, 2012, ICON Advisers was waiving Class A expenses and ICON Advisers was recouping Class C expenses.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Financial Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	839	1,107	1,492	2,568
Class C	354	4,279	6,922	10,212
Class S	142	441	761	1,669

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Financial Fund Class C	254	4,279	6,922	10,212

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.47% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Diversified Real Estate Activities, Diversified REITs, Industrial REITs, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITs, Multi-line Insurance, Multi-sector Holdings, Office REITs, Other Diversified Financial Services, Property & Casualty Insurance, Real Estate Development, Real Estate Operating Companies, Real Estate Services, Regional Banks, Reinsurance, Residential REITs, Retail REITs, Specialized Finance, Specialized REITs and Thrifts & Mortgage Finance. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Financial sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, interest rate fluctuations, general economic conditions, the availability and cost of capital, natural disasters and changes in government regulation and legislation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q3 2009 30.35% Worst Quarter: Q4 2008 -32.93%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Financial Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	Jul 1, 2007	21.29%	(11.47%)	0.41%	2.47%
Class S Return After Taxes on Distributions	Jul 1, 2007	21.14%	(11.72%)	(0.25%)	1.02%
Class S Return After Taxes on Distributions and Sale of Fund Shares	Jul 1, 2007	14.03%	(9.40%)	0.56%	1.67%
Class S S&P 1500 Financials Index (reflects no deduction for fees, expenses, or taxes)	Jul 1, 2007	26.91%	(7.57%)	0.25%	2.23%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Jul 1, 2007	16.13%	2.07%	7.50%	5.42%
Class A	Sep 30, 2010	13.82%			2.46%
Class A S&P 1500 Financials Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	26.91%			8.49%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%
Class C	Sep 30, 2010	18.46%			4.28%
Class C S&P 1500 Financials Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	26.91%			8.49%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Financial Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON FINANCIAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.47% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.47%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Diversified Real Estate Activities, Diversified REITs, Industrial REITs, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITs, Multi-line Insurance, Multi-sector Holdings, Office REITs, Other Diversified Financial Services, Property & Casualty Insurance, Real Estate Development, Real Estate Operating Companies, Real Estate Services, Regional Banks, Reinsurance, Residential REITs, Retail REITs, Specialized Finance, Specialized REITs and Thrifts & Mortgage Finance. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Financial sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, interest rate fluctuations, general economic conditions, the availability and cost of capital, natural disasters and changes in government regulation and legislation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

		Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3 2009 30.35% Worst Quarter: Q4 2008 -32.93%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Financial Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.04%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.77%	[3]
1 Year	rr_ExpenseExampleYear01	839
3 Years	rr_ExpenseExampleYear03	1,107
5 Years	rr_ExpenseExampleYear05	1,492
10 Years	rr_ExpenseExampleYear10	2,568
1 Year	rr_AverageAnnualReturnYear01	13.82%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Financial Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	2.43%	[2]
Other Expenses	rr_OtherExpensesOverAssets	19.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	23.96%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(21.45%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.51%	[3]
1 Year	rr_ExpenseExampleYear01	354
3 Years	rr_ExpenseExampleYear03	4,279
5 Years	rr_ExpenseExampleYear05	6,922
10 Years	rr_ExpenseExampleYear10	10,212
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	4,279
5 Years	rr_ExpenseExampleNoRedemptionYear05	6,922
10 Years	rr_ExpenseExampleNoRedemptionYear10	10,212
1 Year	rr_AverageAnnualReturnYear01	18.46%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Financial Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[2]
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[3]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	441
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,669
2003	rr_AnnualReturn2003	40.27%
2004	rr_AnnualReturn2004	18.34%
2005	rr_AnnualReturn2005	2.46%
2006	rr_AnnualReturn2006	19.11%
2007	rr_AnnualReturn2007	(5.39%)
2008	rr_AnnualReturn2008	(53.53%)
2009	rr_AnnualReturn2009	5.24%
2010	rr_AnnualReturn2010	8.20%
2011	rr_AnnualReturn2011	(15.30%)
2012	rr_AnnualReturn2012	21.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.93%)
1 Year	rr_AverageAnnualReturnYear01	21.29%
5 Years	rr_AverageAnnualReturnYear05	(11.47%)
10 Years	rr_AverageAnnualReturnYear10	0.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2007
ICON Financial Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.14%
5 Years	rr_AverageAnnualReturnYear05	(11.72%)
10 Years	rr_AverageAnnualReturnYear10	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2007
ICON Financial Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	(9.40%)
10 Years	rr_AverageAnnualReturnYear10	0.56%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2007
ICON Financial Fund | S&P 1500 Financials Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.91%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Financial Fund | S&P 1500 Financials Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.91%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Financial Fund | S&P 1500 Financials Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.91%
5 Years	rr_AverageAnnualReturnYear05	(7.57%)
10 Years	rr_AverageAnnualReturnYear10	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2007
ICON Financial Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Financial Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Financial Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2007

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	During the year ended September 30, 2012, ICON Advisers waived $895 and recouped $1,242 of Class A expenses. ICON Advisers also waived $2,094 and recouped $237 of Class C expenses. At September 30, 2012, ICON Advisers was waiving Class A expenses and ICON Advisers was recouping Class C expenses.
[3]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

ICON Healthcare Fund
ICON HEALTHCARE FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Healthcare Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Healthcare Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.64%	9.65%	0.34%
Expense Recoupments	[1]		0.16%
Total Annual Fund Operating Expenses		2.89%	11.81%	1.34%
Expense Reimbursements	[1]	(1.13%)	(9.30%)
Total Annual Fund Operating Expenses	[2]	1.76%	2.51%	1.34%
[1]	During the year ended September 30, 2012, ICON Advisers waived $3,689 and recouped $63 of Class C expenses. At September 30, 2012, ICON Advisers was recouping Class C expenses.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Healthcare Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	838	1,318	1,917	3,528
Class C	354	2,513	4,474	8,323
Class S	136	424	734	1,612

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Healthcare Fund Class C	254	2,513	4,474	8,323

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.59% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund using a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Health Care sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, competition, patent considerations, regulatory approval of products, and government regulation may impact the performance of the Fund. Many of these products and services are also subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q4 2004 16.81% Worst Quarter: Q1 2008 -16.93%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Healthcare Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	Feb 24, 1997	17.02%	2.10%	7.73%	8.58%
Class S Return After Taxes on Distributions	Feb 24, 1997	16.85%	1.95%	7.35%	7.24%
Class S Return After Taxes on Distributions and Sale of Fund Shares	Feb 24, 1997	11.30%	1.75%	6.78%	6.86%
Class S S&P 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes)	Feb 24, 1997	18.31%	5.10%	6.83%	7.14%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Feb 24, 1997	16.13%	2.07%	7.50%	5.97%
Class A	Sep 30, 2010	9.80%			12.20%
Class A S&P 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	18.31%			15.51%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%
Class C	Sep 30, 2010	14.67%			14.34%
Class C S&P 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	18.31%			15.51%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Healthcare Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON HEALTHCARE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.59% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.59%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund using a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Health Care sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, competition, patent considerations, regulatory approval of products, and government regulation may impact the performance of the Fund. Many of these products and services are also subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

		Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2004 16.81% Worst Quarter: Q1 2008 -16.93%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Healthcare Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[2]
Other Expenses	rr_OtherExpensesOverAssets	1.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.76%	[3]
1 Year	rr_ExpenseExampleYear01	838
3 Years	rr_ExpenseExampleYear03	1,318
5 Years	rr_ExpenseExampleYear05	1,917
10 Years	rr_ExpenseExampleYear10	3,528
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Healthcare Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.16%	[2]
Other Expenses	rr_OtherExpensesOverAssets	9.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.81%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(9.30%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.51%	[3]
1 Year	rr_ExpenseExampleYear01	354
3 Years	rr_ExpenseExampleYear03	2,513
5 Years	rr_ExpenseExampleYear05	4,474
10 Years	rr_ExpenseExampleYear10	8,323
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,513
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,474
10 Years	rr_ExpenseExampleNoRedemptionYear10	8,323
1 Year	rr_AverageAnnualReturnYear01	14.67%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Healthcare Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[2]
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%	[3]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,612
2003	rr_AnnualReturn2003	31.14%
2004	rr_AnnualReturn2004	17.93%
2005	rr_AnnualReturn2005	13.91%
2006	rr_AnnualReturn2006	0.84%
2007	rr_AnnualReturn2007	6.82%
2008	rr_AnnualReturn2008	(29.91%)
2009	rr_AnnualReturn2009	17.71%
2010	rr_AnnualReturn2010	2.97%
2011	rr_AnnualReturn2011	11.60%
2012	rr_AnnualReturn2012	17.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.93%)
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	7.73%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
ICON Healthcare Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.85%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	7.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
ICON Healthcare Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	6.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
ICON Healthcare Fund | S&P 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Healthcare Fund | S&P 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Healthcare Fund | S&P 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997
ICON Healthcare Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Healthcare Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Healthcare Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 1997

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	During the year ended September 30, 2012, ICON Advisers waived $3,689 and recouped $63 of Class C expenses. At September 30, 2012, ICON Advisers was recouping Class C expenses.
[3]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

ICON Industrials Fund
ICON INDUSTRIALS FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Industrials Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Industrials Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.97%	9.47%	0.40%
Expense Recoupments	[1]	0.28%	1.93%
Total Annual Fund Operating Expenses		2.50%	13.40%	1.40%
Expense Reimbursements	[1]	(0.75%)	(10.89%)
Total Annual Fund Operating Expenses	[2]	1.75%	2.51%	1.40%
[1]	During the year ended September 30, 2012, ICON Advisers waived $2,856 and recouped $1,074 of Class A expenses. ICON Advisers also waived $2,223 and recouped $394 of Class C expenses. At September 30, 2012, ICON Advisers was recouping both Class A and Class C expenses.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Industrials Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	837	1,241	1,765	3,195
Class C	354	2,775	4,890	8,805
Class S	143	444	766	1,680

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Industrials Fund Class C	254	2,775	4,890	8,805

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.73% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry Classification Standard) including, but not limited to: Aerospace & Defense, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction & Farm Machinery & Heavy Equipment, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Industrials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, interest rates, insurance costs, technical progress, capital-spending levels, labor relations and government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2009 19.64% Worst Quarter: Q4 2008 -25.81%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Industrials Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	May 9, 1997	11.04%	(2.63%)	6.74%	3.94%
Class S Return After Taxes on Distributions	May 9, 1997	10.82%	(2.81%)	5.68%	2.83%
Class S Return After Taxes on Distributions and Sale of Fund Shares	May 9, 1997	7.45%	(2.25%)	5.64%	2.94%
Class S S&P 1500 Industrials Index (reflects no deduction for fees, expenses, or taxes)	May 9, 1997	16.43%	1.76%	8.56%	6.31%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 9, 1997	16.13%	2.07%	7.50%	5.91%
Class A	Sep 30, 2010	3.18%			4.05%
Class A S&P 1500 Industrials Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.43%			12.50%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%
Class C	Sep 30, 2010	8.81%			6.64%
Class C S&P 1500 Industrials Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.43%			12.50%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Industrials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON INDUSTRIALS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.73% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.73%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry Classification Standard) including, but not limited to: Aerospace & Defense, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction & Farm Machinery & Heavy Equipment, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Industrials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, interest rates, insurance costs, technical progress, capital-spending levels, labor relations and government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

		Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 19.64% Worst Quarter: Q4 2008 -25.81%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Industrials Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.28%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%	[3]
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	1,241
5 Years	rr_ExpenseExampleYear05	1,765
10 Years	rr_ExpenseExampleYear10	3,195
1 Year	rr_AverageAnnualReturnYear01	3.18%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Industrials Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	1.93%	[2]
Other Expenses	rr_OtherExpensesOverAssets	9.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.40%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.89%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.51%	[3]
1 Year	rr_ExpenseExampleYear01	354
3 Years	rr_ExpenseExampleYear03	2,775
5 Years	rr_ExpenseExampleYear05	4,890
10 Years	rr_ExpenseExampleYear10	8,805
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,775
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,890
10 Years	rr_ExpenseExampleNoRedemptionYear10	8,805
1 Year	rr_AverageAnnualReturnYear01	8.81%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Industrials Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[2]
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
2003	rr_AnnualReturn2003	26.16%
2004	rr_AnnualReturn2004	20.24%
2005	rr_AnnualReturn2005	8.12%
2006	rr_AnnualReturn2006	10.33%
2007	rr_AnnualReturn2007	21.17%
2008	rr_AnnualReturn2008	(41.74%)
2009	rr_AnnualReturn2009	12.67%
2010	rr_AnnualReturn2010	25.43%
2011	rr_AnnualReturn2011	(4.27%)
2012	rr_AnnualReturn2012	11.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.81%)
1 Year	rr_AverageAnnualReturnYear01	11.04%
5 Years	rr_AverageAnnualReturnYear05	(2.63%)
10 Years	rr_AverageAnnualReturnYear10	6.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
ICON Industrials Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.82%
5 Years	rr_AverageAnnualReturnYear05	(2.81%)
10 Years	rr_AverageAnnualReturnYear10	5.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
ICON Industrials Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.45%
5 Years	rr_AverageAnnualReturnYear05	(2.25%)
10 Years	rr_AverageAnnualReturnYear10	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
ICON Industrials Fund | S&P 1500 Industrials Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.43%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Industrials Fund | S&P 1500 Industrials Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.43%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Industrials Fund | S&P 1500 Industrials Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.43%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	8.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997
ICON Industrials Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Industrials Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Industrials Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 9, 1997

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	During the year ended September 30, 2012, ICON Advisers waived $2,856 and recouped $1,074 of Class A expenses. ICON Advisers also waived $2,223 and recouped $394 of Class C expenses. At September 30, 2012, ICON Advisers was recouping both Class A and Class C expenses.
[3]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

ICON Information Technology Fund
ICON INFORMATION TECHNOLOGY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Information Technology Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Information Technology Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.37%	2.43%	0.34%
Expense Recoupments	[1]	0.25%	0.03%
Total Annual Fund Operating Expenses		2.87%	4.46%	1.34%
Expense Reimbursements	[1]	(1.12%)	(1.96%)
Total Annual Fund Operating Expenses	[2]	1.75%	2.50%	1.34%
[1]	During the year ended September 30, 2012, ICON Advisers waived $2,374 and recouped $540 of Class A expenses. ICON Advisers also waived $2,170 and recouped $28 of Class C expenses. At September 30, 2012, ICON Advisers was recouping both Class A and Class C expenses.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Information Technology Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	837	1,313	1,908	3,510
Class C	353	1,172	2,101	4,468
Class S	136	424	734	1,612

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Information Technology Fund Class C	253	1,172	2,101	4,468

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.22% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Other Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, product cycles, competition, and government regulation. In addition, technological services and products are subject to rapid obsolescence which may lower the market value of the securities in the sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q3 2003 34.20% Worst Quarter: Q4 2008 -26.59%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Information Technology Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	Feb 19, 1997	12.38%	(1.54%)	5.55%	7.04%
Class S Return After Taxes on Distributions	Feb 19, 1997	12.38%	(1.55%)	5.54%	5.54%
Class S Return After Taxes on Distributions and Sale of Fund Shares	Feb 19, 1997	8.04%	(1.30%)	4.87%	5.68%
Class S S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)	Feb 19, 1997	14.72%	3.65%	8.74%	5.73%
Class S NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)	Feb 19, 1997	15.87%	2.63%	8.50%	5.13%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Feb 19, 1997	16.13%	2.07%	7.50%	5.94%
Class A	Sep 30, 2010	5.43%			7.68%
Class A S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	14.72%			11.89%
Class A NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	15.87%			11.38%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%
Class C	Sep 30, 2010	10.09%			9.71%
Class C S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	14.72%			11.89%
Class C NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	15.87%			11.38%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Information Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON INFORMATION TECHNOLOGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.22% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.22%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Other Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, product cycles, competition, and government regulation. In addition, technological services and products are subject to rapid obsolescence which may lower the market value of the securities in the sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

		Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q3 2003 34.20% Worst Quarter: Q4 2008 -26.59%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Information Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.75%	[3]
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	1,313
5 Years	rr_ExpenseExampleYear05	1,908
10 Years	rr_ExpenseExampleYear10	3,510
1 Year	rr_AverageAnnualReturnYear01	5.43%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Information Technology Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.03%	[2]
Other Expenses	rr_OtherExpensesOverAssets	2.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.46%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.96%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.50%	[3]
1 Year	rr_ExpenseExampleYear01	353
3 Years	rr_ExpenseExampleYear03	1,172
5 Years	rr_ExpenseExampleYear05	2,101
10 Years	rr_ExpenseExampleYear10	4,468
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,172
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,101
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,468
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Information Technology Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[2]
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%	[3]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,612
2003	rr_AnnualReturn2003	46.98%
2004	rr_AnnualReturn2004	3.88%
2005	rr_AnnualReturn2005	(3.96%)
2006	rr_AnnualReturn2006	6.87%
2007	rr_AnnualReturn2007	18.31%
2008	rr_AnnualReturn2008	(47.78%)
2009	rr_AnnualReturn2009	44.99%
2010	rr_AnnualReturn2010	6.61%
2011	rr_AnnualReturn2011	2.03%
2012	rr_AnnualReturn2012	12.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.59%)
1 Year	rr_AverageAnnualReturnYear01	12.38%
5 Years	rr_AverageAnnualReturnYear05	(1.54%)
10 Years	rr_AverageAnnualReturnYear10	5.55%
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
ICON Information Technology Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.38%
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
10 Years	rr_AverageAnnualReturnYear10	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
ICON Information Technology Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	(1.30%)
10 Years	rr_AverageAnnualReturnYear10	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
ICON Information Technology Fund | S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Information Technology Fund | S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Information Technology Fund | S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	8.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
ICON Information Technology Fund | NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.87%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Information Technology Fund | NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.87%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Information Technology Fund | NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.87%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997
ICON Information Technology Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Information Technology Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Information Technology Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1997

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	During the year ended September 30, 2012, ICON Advisers waived $2,374 and recouped $540 of Class A expenses. ICON Advisers also waived $2,170 and recouped $28 of Class C expenses. At September 30, 2012, ICON Advisers was recouping both Class A and Class C expenses.
[3]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

ICON Materials Fund
ICON MATERIALS FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Materials Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Materials Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.80%	2.24%	0.39%
Expense Recoupments	[1]	0.07%	0.05%
Total Annual Fund Operating Expenses		2.12%	4.29%	1.39%
Expense Reimbursements	[1]	(0.36%)	(1.78%)
Total Annual Fund Operating Expenses	[2]	1.76%	2.51%	1.39%
[1]	During the year ended September 30, 2012, ICON Advisers waived $2,159 and recouped $428 of Class A expenses. ICON Advisers also waived $3,469 and recouped $99 of Class C expenses. At September 30, 2012, ICON Advisers was recouping both Class A and Class C expenses.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Materials Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	838	1,168	1,617	2,858
Class C	354	1,139	2,038	4,340
Class S	142	441	761	1,669

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Materials Fund Class C	254	1,139	2,038	4,340

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.89% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry Classification Standard) including, but not limited to Aluminum, Commodity Chemicals, Construction Materials, Diversified Chemicals, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, Forest Products, Gold, Industrial Gases, Metal & Glass Containers, Paper Packaging, Paper Products, Precious Metals & Minerals, Specialty Chemicals, and Steel. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Materials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, commodity prices, competition, and changes in government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q4 2003 28.47% Worst Quarter: Q4 2008 -30.77%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Materials Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	May 5, 1997	9.55%	(1.91%)	11.46%	3.93%
Class S Return After Taxes on Distributions	May 5, 1997	9.28%	(2.07%)	10.40%	3.15%
Class S Return After Taxes on Distributions and Sale of Fund Shares	May 5, 1997	6.54%	(1.64%)	9.82%	3.07%
Class S S&P 1500 Materials Index (reflects no deduction for fees, expenses, or taxes)	May 5, 1997	16.53%	1.42%	10.10%	6.16%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	May 5, 1997	16.13%	2.07%	7.50%	5.87%
Class A	Sep 30, 2010	2.95%			3.25%
Class A S&P 1500 Materials Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.53%			10.79%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%
Class C	Sep 30, 2010	7.32%			5.21%
Class C S&P 1500 Materials Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.53%			10.79%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Materials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON MATERIALS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.89% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.89%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry Classification Standard) including, but not limited to Aluminum, Commodity Chemicals, Construction Materials, Diversified Chemicals, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, Forest Products, Gold, Industrial Gases, Metal & Glass Containers, Paper Packaging, Paper Products, Precious Metals & Minerals, Specialty Chemicals, and Steel. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Materials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, commodity prices, competition, and changes in government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

		Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q4 2003 28.47% Worst Quarter: Q4 2008 -30.77%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Materials Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.07%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.76%	[3]
1 Year	rr_ExpenseExampleYear01	838
3 Years	rr_ExpenseExampleYear03	1,168
5 Years	rr_ExpenseExampleYear05	1,617
10 Years	rr_ExpenseExampleYear10	2,858
1 Year	rr_AverageAnnualReturnYear01	2.95%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Materials Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Other Expenses	rr_OtherExpensesOverAssets	2.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.78%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.51%	[3]
1 Year	rr_ExpenseExampleYear01	354
3 Years	rr_ExpenseExampleYear03	1,139
5 Years	rr_ExpenseExampleYear05	2,038
10 Years	rr_ExpenseExampleYear10	4,340
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,139
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,038
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,340
1 Year	rr_AverageAnnualReturnYear01	7.32%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Materials Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recoupments	rr_Component1OtherExpensesOverAssets		[2]
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[3]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	441
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,669
2003	rr_AnnualReturn2003	36.62%
2004	rr_AnnualReturn2004	29.18%
2005	rr_AnnualReturn2005	14.28%
2006	rr_AnnualReturn2006	19.45%
2007	rr_AnnualReturn2007	35.24%
2008	rr_AnnualReturn2008	(47.84%)
2009	rr_AnnualReturn2009	39.10%
2010	rr_AnnualReturn2010	26.55%
2011	rr_AnnualReturn2011	(9.74%)
2012	rr_AnnualReturn2012	9.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.77%)
1 Year	rr_AverageAnnualReturnYear01	9.55%
5 Years	rr_AverageAnnualReturnYear05	(1.91%)
10 Years	rr_AverageAnnualReturnYear10	11.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
ICON Materials Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	(2.07%)
10 Years	rr_AverageAnnualReturnYear10	10.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
ICON Materials Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	(1.64%)
10 Years	rr_AverageAnnualReturnYear10	9.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
ICON Materials Fund | S&P 1500 Materials Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.53%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Materials Fund | S&P 1500 Materials Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.53%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Materials Fund | S&P 1500 Materials Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.53%
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	10.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997
ICON Materials Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Materials Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Materials Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 1997

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	During the year ended September 30, 2012, ICON Advisers waived $2,159 and recouped $428 of Class A expenses. ICON Advisers also waived $3,469 and recouped $99 of Class C expenses. At September 30, 2012, ICON Advisers was recouping both Class A and Class C expenses.
[3]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

ICON Utilities Fund
ICON UTILITIES FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Utilities Fund (USD $)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none		none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Utilities Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.43%	0.41%	0.49%
Expense Recoupments	[1]	0.02%	0.06%	0.04%
Total Annual Fund Operating Expenses		1.70%	2.47%	1.53%
Expense Reimbursements	[1]			(0.02%)
Total Annual Fund Operating Expenses	[2]	1.70%	2.47%	1.51%
[1]	During the year ended September 30, 2012, ICON Advisers waived $5,758 and recouped $8,067 of Class S expenses. At September 30, 2012, ICON Advisers was recouping Class S expenses.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Utilities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	832	1,080	1,445	2,468
Class C	350	769	1,315	2,805
Class S	154	482	832	1,823

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Utilities Fund Class C	250	769	1,315	2,805

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.92% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities and Water Utilities. This strategy may not be changed unless the Fund shareholders are given at least 60 days' prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Utilities sector, which causes the Fund's performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, supply and demand, competition, and government regulation or deregulation may impact the performance of this Fund. The recent trend towards deregulation in the Utilities industries presents special risks. Companies may be faced with increased competition and may become less profitable.

Non-Diversified Portfolio Risk. The Fund is "non-diversified" which means that it may own larger positions in a smaller number of securities than portfolios that are "diversified". The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund's net asset value ("NAV") and total return than a diversified portfolio. The Fund's share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2003 21.09% Worst Quarter: Q3 2008 -13.98%

Average Annual Total Returns for the Periods ended 12/31/12
Average Annual Total Returns ICON Utilities Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	Jul 9, 1997	1.55%	(0.96%)	8.90%	7.33%
Class S Return After Taxes on Distributions	Jul 9, 1997	1.16%	(1.55%)	7.77%	4.51%
Class S Return After Taxes on Distributions and Sale of Fund Shares	Jul 9, 1997	1.53%	(0.90%)	7.54%	4.77%
Class S S&P 1500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	Jul 9, 1997	1.71%	1.49%	10.56%	7.03%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Jul 9, 1997	16.13%	2.07%	7.50%	5.30%
Class A	Sep 30, 2010	(4.48%)			5.38%
Class A S&P 1500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.71%			10.02%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%
Class C	Sep 30, 2010	(0.35%)			7.66%
Class C S&P 1500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	1.71%			10.02%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	Sep 30, 2010	16.13%			12.89%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
ICON Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ICON UTILITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 73 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 65 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.92% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.92%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in "Classes of Shares, Sales Charge and Distribution Arrangements" on page 73 of the Fund's prospectus, and in "Sales Charge Reductions" on page 65 of the Fund's statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities and Water Utilities. This strategy may not be changed unless the Fund shareholders are given at least 60 days' prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Utilities sector, which causes the Fund's performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, supply and demand, competition, and government regulation or deregulation may impact the performance of this Fund. The recent trend towards deregulation in the Utilities industries presents special risks. Companies may be faced with increased competition and may become less profitable.

Non-Diversified Portfolio Risk. The Fund is "non-diversified" which means that it may own larger positions in a smaller number of securities than portfolios that are "diversified". The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund's net asset value ("NAV") and total return than a diversified portfolio. The Fund's share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

		Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments in securities, you risk losing money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Portfolio Risk. The Fund is "non-diversified" which means that it may own larger positions in a smaller number of securities than portfolios that are "diversified". The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund's net asset value ("NAV") and total return than a diversified portfolio. The Fund's share prices may also be more volatile than those of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund's Class S shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-764-0442
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of 12/31 — Class S
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 21.09% Worst Quarter: Q3 2008 -13.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods ended 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Fund's Class S shares. After-tax performance for the Fund's Class A and Class C shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON Utilities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.02%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.70%	[3]
1 Year	rr_ExpenseExampleYear01	832
3 Years	rr_ExpenseExampleYear03	1,080
5 Years	rr_ExpenseExampleYear05	1,445
10 Years	rr_ExpenseExampleYear10	2,468
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Utilities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.06%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.47%	[3]
1 Year	rr_ExpenseExampleYear01	350
3 Years	rr_ExpenseExampleYear03	769
5 Years	rr_ExpenseExampleYear05	1,315
10 Years	rr_ExpenseExampleYear10	2,805
1 Year	rr_ExpenseExampleNoRedemptionYear01	250
3 Years	rr_ExpenseExampleNoRedemptionYear03	769
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,315
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,805
1 Year	rr_AverageAnnualReturnYear01	(0.35%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Utilities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee ($15 fee for wire redemptions only)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recoupments	rr_Component1OtherExpensesOverAssets	0.04%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.51%	[3]
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	482
5 Years	rr_ExpenseExampleYear05	832
10 Years	rr_ExpenseExampleYear10	1,823
2003	rr_AnnualReturn2003	25.50%
2004	rr_AnnualReturn2004	15.71%
2005	rr_AnnualReturn2005	11.06%
2006	rr_AnnualReturn2006	24.33%
2007	rr_AnnualReturn2007	22.81%
2008	rr_AnnualReturn2008	(30.36%)
2009	rr_AnnualReturn2009	8.40%
2010	rr_AnnualReturn2010	8.34%
2011	rr_AnnualReturn2011	14.72%
2012	rr_AnnualReturn2012	1.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.98%)
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	(0.96%)
10 Years	rr_AverageAnnualReturnYear10	8.90%
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
ICON Utilities Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.16%
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
10 Years	rr_AverageAnnualReturnYear10	7.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
ICON Utilities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.53%
5 Years	rr_AverageAnnualReturnYear05	(0.90%)
10 Years	rr_AverageAnnualReturnYear10	7.54%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
ICON Utilities Fund | S&P 1500 Utilities Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Utilities Fund | S&P 1500 Utilities Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Utilities Fund | S&P 1500 Utilities Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	10.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997
ICON Utilities Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Utilities Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
ICON Utilities Fund | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 1997

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	During the year ended September 30, 2012, ICON Advisers waived $5,758 and recouped $8,067 of Class S expenses. At September 30, 2012, ICON Advisers was recouping Class S expenses.
[3]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2014 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Prospectus Date	rr_ProspectusDate	Jan 22, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 22, 2013